Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000261746 | S&P500 EMINI FUT JUN269266011
Holdings [Line Items]
Percent of Total Investments	0.60%
C000261746 | EURO FX CURR FUT JUN269266010
Holdings [Line Items]
Percent of Total Investments	0.10%
C000261746 | US 10YR NOTE (CBT)JUN269266022
Holdings [Line Items]
Percent of Total Investments	0.00%
C000261746 | DOLLAR INDEX JUN269266008
Holdings [Line Items]
Percent of Total Investments	0.00%
C000261746 | US LONG BOND(CBT) JUN269266024
Holdings [Line Items]
Percent of Total Investments	0.00%
C000261746 | JPN YEN CURR FUT JUN269266013
Holdings [Line Items]
Percent of Total Investments	0.00%
C000261746 | 3 MONTH SOFR FUT SEP279266021
Holdings [Line Items]
Percent of Total Investments	0.00%
C000261746 | US LONG BOND(CBT) JUN269266023
Holdings [Line Items]
Percent of Total Investments	0.00%
C000261746 | MSCI EAFE JUN269266017
Holdings [Line Items]
Percent of Total Investments	0.00%
C000261746 | 3 MONTH SOFR FUT SEP279266020
Holdings [Line Items]
Percent of Total Investments	0.00%
C000261746 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000233738 | Johnson & Johnson9243691
Holdings [Line Items]
Percent of Total Investments	3.10%
C000233738 | Walmart9243774
Holdings [Line Items]
Percent of Total Investments	3.00%
C000233738 | AT&T9243608
Holdings [Line Items]
Percent of Total Investments	2.90%
C000233738 | Cardinal Health9243623
Holdings [Line Items]
Percent of Total Investments	2.90%
C000233738 | Cisco Systems9243636
Holdings [Line Items]
Percent of Total Investments	2.80%
C000233738 | Gilead Sciences9243686
Holdings [Line Items]
Percent of Total Investments	2.80%
C000233738 | McKesson9243709
Holdings [Line Items]
Percent of Total Investments	2.70%
C000233738 | Apple9243602
Holdings [Line Items]
Percent of Total Investments	2.70%
C000233738 | Merck9243712
Holdings [Line Items]
Percent of Total Investments	2.50%
C000233738 | Verizon Communications9243768
Holdings [Line Items]
Percent of Total Investments	2.50%
C000233738 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000233738 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000233738 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000233738 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000233738 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000233738 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000233738 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000233738 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000233738 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000233738 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000233739 | Alphabet9243350
Holdings [Line Items]
Percent of Total Investments	6.90%
C000233739 | NVIDIA9243489
Holdings [Line Items]
Percent of Total Investments	6.70%
C000233739 | Microsoft9243475
Holdings [Line Items]
Percent of Total Investments	3.30%
C000233739 | Apple9243362
Holdings [Line Items]
Percent of Total Investments	3.10%
C000233739 | Johnson & Johnson9243457
Holdings [Line Items]
Percent of Total Investments	2.90%
C000233739 | Entergy9243414
Holdings [Line Items]
Percent of Total Investments	2.70%
C000233739 | Ciena9243395
Holdings [Line Items]
Percent of Total Investments	2.70%
C000233739 | Tapestry9243523
Holdings [Line Items]
Percent of Total Investments	2.50%
C000233739 | Bank of New York Mellon9243376
Holdings [Line Items]
Percent of Total Investments	2.50%
C000233739 | Newmont9243482
Holdings [Line Items]
Percent of Total Investments	2.50%
C000233739 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000233739 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000233739 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000233739 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000233739 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000233739 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000233739 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000233739 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000233739 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000233740 | Apple9243170
Holdings [Line Items]
Percent of Total Investments	7.20%
C000233740 | Microsoft9243271
Holdings [Line Items]
Percent of Total Investments	5.10%
C000233740 | NVIDIA9243287
Holdings [Line Items]
Percent of Total Investments	4.60%
C000233740 | Meta Platforms9243265
Holdings [Line Items]
Percent of Total Investments	4.10%
C000233740 | Johnson & Johnson9243240
Holdings [Line Items]
Percent of Total Investments	4.10%
C000233740 | Alphabet9243165
Holdings [Line Items]
Percent of Total Investments	3.10%
C000233740 | Cisco Systems9243187
Holdings [Line Items]
Percent of Total Investments	3.00%
C000233740 | Visa9243332
Holdings [Line Items]
Percent of Total Investments	2.80%
C000233740 | TJX9243319
Holdings [Line Items]
Percent of Total Investments	2.80%
C000233740 | Mastercard9243257
Holdings [Line Items]
Percent of Total Investments	2.70%
C000233740 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000233740 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000233740 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000233740 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000233740 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000233740 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000233740 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000233741 | NVIDIA9243769
Holdings [Line Items]
Percent of Total Investments	3.20%
C000233741 | Apple9243574
Holdings [Line Items]
Percent of Total Investments	2.90%
C000233741 | Verizon Communications9243850
Holdings [Line Items]
Percent of Total Investments	2.90%
C000233741 | Alphabet9243560
Holdings [Line Items]
Percent of Total Investments	2.60%
C000233741 | Cardinal Health9243596
Holdings [Line Items]
Percent of Total Investments	2.60%
C000233741 | General Motors9243694
Holdings [Line Items]
Percent of Total Investments	2.50%
C000233741 | AT&T9243580
Holdings [Line Items]
Percent of Total Investments	2.40%
C000233741 | Dell Technologies9243641
Holdings [Line Items]
Percent of Total Investments	2.30%
C000233741 | Hewlett Packard Enterprise9243705
Holdings [Line Items]
Percent of Total Investments	2.20%
C000233741 | Devon Energy9243647
Holdings [Line Items]
Percent of Total Investments	2.20%
C000233741 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000233741 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233741 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000233741 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000233741 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233741 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000233741 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000233741 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000233741 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000233741 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000251374 | Taiwan Semiconductor Manufacturing9244269
Holdings [Line Items]
Percent of Total Investments	12.20%
C000251374 | Samsung Electronics9244291
Holdings [Line Items]
Percent of Total Investments	4.70%
C000251374 | Tencent Holdings9244034
Holdings [Line Items]
Percent of Total Investments	3.70%
C000251374 | SK Hynix9244297
Holdings [Line Items]
Percent of Total Investments	2.90%
C000251374 | Alibaba Group Holding9244182
Holdings [Line Items]
Percent of Total Investments	2.30%
C000251374 | iShares Core MSCI Emerging Markets ETF9243790
Holdings [Line Items]
Percent of Total Investments	1.90%
C000251374 | Samsung Electronics9243812
Holdings [Line Items]
Percent of Total Investments	1.70%
C000251374 | Delta Electronics9244247
Holdings [Line Items]
Percent of Total Investments	1.40%
C000251374 | Petroleo Brasileiro - Petrobras9243805
Holdings [Line Items]
Percent of Total Investments	1.30%
C000251374 | NetEase9244005
Holdings [Line Items]
Percent of Total Investments	1.20%
C000251374 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000251374 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000251374 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251374 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251374 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000251374 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000251374 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000251374 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000251374 | India
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000251374 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000251374 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000251374 | China
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000251375 | HSBC Holdings9244272
Holdings [Line Items]
Percent of Total Investments	1.90%
C000251375 | GSK9244262
Holdings [Line Items]
Percent of Total Investments	1.40%
C000251375 | Novartis9243969
Holdings [Line Items]
Percent of Total Investments	1.30%
C000251375 | ASML Holding9244731
Holdings [Line Items]
Percent of Total Investments	1.20%
C000251375 | Equinor9244764
Holdings [Line Items]
Percent of Total Investments	1.10%
C000251375 | Murata Manufacturing9244607
Holdings [Line Items]
Percent of Total Investments	1.10%
C000251375 | AstraZeneca9244202
Holdings [Line Items]
Percent of Total Investments	1.10%
C000251375 | ING Groep9244735
Holdings [Line Items]
Percent of Total Investments	1.10%
C000251375 | Roche Holding9243972
Holdings [Line Items]
Percent of Total Investments	0.90%
C000251375 | Barclays9244216
Holdings [Line Items]
Percent of Total Investments	0.90%
C000251375 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000251375 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000251375 | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000251375 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000251375 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000251375 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000251375 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000251375 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000251375 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000251375 | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000251375 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000251375 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000251376 | CNO Financial Group9244704
Holdings [Line Items]
Percent of Total Investments	1.40%
C000251376 | Bridgebio Pharma9244628
Holdings [Line Items]
Percent of Total Investments	1.20%
C000251376 | TTM Technologies9245451
Holdings [Line Items]
Percent of Total Investments	1.10%
C000251376 | Commercial Metals9244716
Holdings [Line Items]
Percent of Total Investments	1.10%
C000251376 | Clear Secure9244699
Holdings [Line Items]
Percent of Total Investments	1.10%
C000251376 | Watts Water Technologies9245521
Holdings [Line Items]
Percent of Total Investments	1.00%
C000251376 | Molina Healthcare9245117
Holdings [Line Items]
Percent of Total Investments	1.00%
C000251376 | Nextpower9245156
Holdings [Line Items]
Percent of Total Investments	1.00%
C000251376 | Enova International9244816
Holdings [Line Items]
Percent of Total Investments	1.00%
C000251376 | Old National Bancorp9245194
Holdings [Line Items]
Percent of Total Investments	1.00%
C000251376 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000251376 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251376 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000251376 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000251376 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000251376 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000251376 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251376 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000251376 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000251376 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000251376 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%